Share-Based Compensation (Details 4) - Employee Stock Option [Member] shares in Thousands	12 Months Ended
Dec. 31, 2018 $ / shares shares
Options Outstanding
Number Outstanding | shares	1,228
Wtd. Avg. Exercise Price	$ 7.09
Wtd. Avg. Remaining Contractual Life	4 years 7 months 28 days
Options Vested
Number Exercisable | shares	849
Wtd. Avg. Exercise Price	$ 9.98
Wtd. Avg. Remaining Contractual Life	3 years 8 months 23 days
Exercise Price Range Three [Member]
Excercise price minimum	$ 13.80
Exercise price maximum	$ 22.60
Options Outstanding
Number Outstanding | shares	28
Wtd. Avg. Exercise Price	$ 14.05
Wtd. Avg. Remaining Contractual Life	2 years 5 months 23 days
Options Vested
Number Exercisable | shares	28
Wtd. Avg. Exercise Price	$ 14.05
Wtd. Avg. Remaining Contractual Life	2 years 5 months 23 days
Exercise Price Range Six [Member]
Excercise price minimum	$ 45.10
Exercise price maximum	$ 45.10
Options Outstanding
Number Outstanding | shares	9
Wtd. Avg. Exercise Price	$ 45.10
Wtd. Avg. Remaining Contractual Life	1 year 11 months 16 days
Options Vested
Number Exercisable | shares	9
Wtd. Avg. Exercise Price	$ 45.10
Wtd. Avg. Remaining Contractual Life	1 year 11 months 16 days
Exercise Price Range One [Member]
Excercise price minimum	$ 0.60
Exercise price maximum	$ 1.23
Options Outstanding
Number Outstanding | shares	502
Wtd. Avg. Exercise Price	$ 0.60
Wtd. Avg. Remaining Contractual Life	6 years 8 months 16 days
Options Vested
Number Exercisable | shares	127
Wtd. Avg. Exercise Price	$ 0.61
Wtd. Avg. Remaining Contractual Life	6 years 7 months 24 days
Exercise Price Range Four [Member]
Excercise price minimum	$ 23.80
Exercise price maximum	$ 38.80
Options Outstanding
Number Outstanding | shares	230
Wtd. Avg. Exercise Price	$ 28.25
Wtd. Avg. Remaining Contractual Life	6 months 18 days
Options Vested
Number Exercisable | shares	230
Wtd. Avg. Exercise Price	$ 28.25
Wtd. Avg. Remaining Contractual Life	6 months 18 days
Exercise Price Range Two [Member]
Excercise price minimum	$ 1.80
Exercise price maximum	$ 13.20
Options Outstanding
Number Outstanding | shares	459
Wtd. Avg. Exercise Price	$ 2.43
Wtd. Avg. Remaining Contractual Life	4 years 7 months 24 days
Options Vested
Number Exercisable | shares	455
Wtd. Avg. Exercise Price	$ 2.43
Wtd. Avg. Remaining Contractual Life	4 years 7 months 21 days